Exhibit 99.9

Data Compare Summary (Total)
Run Date - 9/20/2021 1:16:14 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	83	0.00%	83
Amortization Type	0	83	0.00%	83
Investor: Qualifying Total Debt Ratio	4	83	4.82%	83
Occupancy	0	83	0.00%	83
Original CLTV	0	83	0.00%	83
Original LTV	0	83	0.00%	83
Property Type	0	83	0.00%	83
Purpose	0	83	0.00%	83
Zip	0	83	0.00%	83
Total	4	747	4.82%	83

Customer Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	Investor: Qualifying Total Debt Ratio	39.56	43.26777	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
XXXX	Investor: Qualifying Total Debt Ratio	32.79	38.40628	Verified	The increase in the DTI is due to not utilizing bonus income in qualifying. Neither borrower has any bonus earnings reported YTD through XXXX and XXXX. In addition, the borrower's bonus earnings had decreased dramatically from 2019 to 2020. There was no way to determine bonus earnings were still continuing and the income was not needed in qualifying.
XXXX	Investor: Qualifying Total Debt Ratio	34.804	38.75169	Verified	Due to the use of lower commission income for the borrower based on a YTD average.
XXXX	Investor: Qualifying Total Debt Ratio	28.125	31.62108	Verified	DTI increase from 28.12% to 31.62108%due to the taxes, the XXXX figure since this is what the taxes will be based on no primary residence exemptions given on this property due to it being a 2nd home exception was capped was using this as a primary residence.